Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Changes in the Allowance for Loan Losses and Loan Balances Outstanding

The following tables present, by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the years ended December 31, 2017, 2016 and 2015. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Allowance for loan losses:

December 31, 2017	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$2,018	$(11)	$372	$(817)	$1,562
Commercial Real Estate:
Owner Occupied	2,171	(328)	69	131	2,043
Non-Owner Occupied	4,606	(38)	46	693	5,307
Residential Real Estate	3,089	(400)	194	(973)	1,910
Real Estate Construction	420	—	44	370	834
Farm Real Estate	442	—	3	(15)	430
Consumer and Other	314	(165)	43	98	290
Unallocated	245	—	—	513	758
Total	$13,305	$(942)	$771	$—	$13,134

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Allowance for loan losses:

December 31, 2016	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,478	$(880)	$105	$1,315	$2,018
Commercial Real Estate:
Owner Occupied	2,467	(228)	56	(124)	2,171
Non-Owner Occupied	4,657	(23)	1,372	(1,400)	4,606
Residential Real Estate	4,086	(455)	479	(1,021)	3,089
Real Estate Construction	371	(115)	12	152	420
Farm Real Estate	538	—	—	(96)	442
Consumer and Other	382	(125)	46	11	314
Unallocated	382	—	—	(137)	245
Total	$14,361	$(1,826)	$2,070	$(1,300)	$13,305

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Allowance for loan losses:

December 31, 2015	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,819	$(190)	$182	$(333)	$1,478
Commercial Real Estate:
Owner Occupied	2,221	(523)	187	582	2,467
Non-Owner Occupied	4,334	(81)	115	289	4,657
Residential Real Estate	3,747	(1,135)	331	1,143	4,086
Real Estate Construction	428	—	5	(62)	371
Farm Real Estate	822	—	76	(360)	538
Consumer and Other	200	(120)	46	256	382
Unallocated	697	—	—	(315)	382
Total	$14,268	$(2,049)	$942	$1,200	$14,361

The following tables present, by portfolio segment, the allocation of the allowance for loan losses and related loan balances as of December 31, 2017 and December 31, 2016.

December 31, 2017	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$82	$4	$1,476	$1,562
Commercial Real Estate:
Owner Occupied	—	6	2,037	2,043
Non-Owner Occupied	—	—	5,307	5,307
Residential Real Estate	44	109	1,757	1,910
Real Estate Construction	—	—	834	834
Farm Real Estate	—	6	424	430
Consumer and Other	—	—	290	290
Unallocated	—	—	758	758
Total	$126	$125	$12,883	$13,134

Outstanding loan balances:
Commercial & Agriculture	$87	$438	$151,948	$152,473
Commercial Real Estate:
Owner Occupied	—	1,010	163,089	164,099
Non-Owner Occupied	—	44	425,579	425,623
Residential Real Estate	128	1,360	267,247	268,735
Real Estate Construction	—	—	97,531	97,531
Farm Real Estate	—	608	38,853	39,461
Consumer and Other	—	—	16,739	16,739
Total	$215	$3,460	$1,160,986	$1,164,661

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

December 31, 2016	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$86	$82	$1,850	$2,018
Commercial Real Estate:
Owner Occupied	—	4	2,167	2,171
Non-Owner Occupied	—	—	4,606	4,606
Residential Real Estate	89	102	2,898	3,089
Real Estate Construction	—	—	420	420
Farm Real Estate	—	—	442	442
Consumer and Other	—	—	314	314
Unallocated	—	—	245	245
Total	$175	$188	$12,942	$13,305

Outstanding loan balances:
Commercial & Agriculture	$88	$1,983	$133,391	$135,462
Commercial Real Estate:
Owner Occupied	—	1,896	159,468	161,364
Non-Owner Occupied	—	359	395,572	395,931
Residential Real Estate	168	1,686	245,454	247,308
Real Estate Construction	—	—	56,293	56,293
Farm Real Estate	—	614	40,556	41,170
Consumer and Other	—	1	17,977	17,978
Total	$256	$6,539	$1,048,711	$1,055,506

Credit Exposures by Internally Assigned Grades
December 31, 2017	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$140,842	$8,412	$3,219	$—	$152,473
Commercial Real Estate:
Owner Occupied	155,756	1,166	7,177	—	164,099
Non-Owner Occupied	422,363	2,321	939	—	425,623
Residential Real Estate	62,628	1,997	5,873	—	70,498
Real Estate Construction	91,545	15	27	—	91,587
Farm Real Estate	25,228	11,236	2,997	—	39,461
Consumer and Other	1,312	—	70	—	1,382
Total	$899,674	$25,147	$20,302	$—	$945,123

December 31, 2016	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$127,867	$4,300	$3,295	$—	$135,462
Commercial Real Estate:
Owner Occupied	151,659	4,016	5,689	—	161,364
Non-Owner Occupied	393,592	1,676	663	—	395,931
Residential Real Estate	59,015	1,661	6,911	—	67,587
Real Estate Construction	50,678	16	27	—	50,721
Farm Real Estate	31,814	5,673	3,683	—	41,170
Consumer and Other	2,135	—	109	—	2,244
Total	$816,760	$17,342	$20,377	$—	$854,479

Performing and Nonperforming Loans

Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

December 31, 2017	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$198,237	$5,944	$15,341	$219,522
Nonperforming	—	—	16	16
Total	$198,237	$5,944	$15,357	$219,538

December 31, 2016	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$179,721	$5,572	$15,725	$201,018
Nonperforming	—	—	9	9
Total	$179,721	$5,572	$15,734	$201,027

Aging Analysis of Past Due Loans

The following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2017 and 2016.

December 31, 2017	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$575	$2	$685	$1,262	$151,124	$87	$152,473	$—
Commercial Real Estate:
Owner Occupied	897	104	484	1,485	162,614	—	164,099	—
Non-Owner Occupied	133	—	470	603	425,020	—	425,623	—
Residential Real Estate	1,613	229	785	2,627	265,980	128	268,735	—
Real Estate Construction	—	—	27	27	97,504	—	97,531	—
Farm Real Estate	27	—	186	213	39,248	—	39,461	—
Consumer and Other	92	96	16	204	16,535	—	16,739	16
Total	$3,337	$431	$2,653	$6,421	$1,158,025	$215	$1,164,661	$16
December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$156	$20	$152	$328	$135,046	$88	$135,462	$—
Commercial Real Estate:
Owner Occupied	722	553	280	1,555	159,809	—	161,364	—
Non-Owner Occupied	147	—	316	463	395,468	—	395,931	—
Residential Real Estate	1,812	507	1,049	3,368	243,772	168	247,308	—
Real Estate Construction	—	—	27	27	56,266	—	56,293	—
Farm Real Estate	93	—	—	93	41,077	—	41,170	—
Consumer and Other	215	31	31	277	17,701	—	17,978	9
Total	$3,145	$1,111	$1,855	$6,111	$1,049,139	$256	$1,055,506	$9

Summary of Nonaccrual Loans Excluding Purchased Credit-Impaired (PCI) Loans

The following table presents loans on nonaccrual status, excluding purchased credit-impaired (PCI) loans, as of December 31, 2017 and 2016.

	2017	2016
Commercial & Agriculture	$887	$1,622
Commercial Real Estate:
Owner Occupied	1,476	1,461
Non-Owner Occupied	711	464
Residential Real Estate	2,778	3,266
Real Estate Construction	27	27
Farm Real Estate	186	2
Consumer and Other	67	101
Total	$6,132	$6,943

Schedule of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2017, 2016 and 2015 were as follows:

For the Twelve Month Period Ended December 31, 2017
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	1	13	13
Real Estate Construction	—	—	—
Farm Real Estate	—	—	—
Consumer and Other	—	—	—
Total Loan Modifications	1	$13	$13
	For the Twelve Month Period Ended December 31, 2016
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	4	$529	$529
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	2	308	308
Real Estate Construction	—	—	—
Farm Real Estate	3	700	700
Consumer and Other	—	—	—
Total Loan Modifications	9	$1,537	$1,537

For the Twelve Month Period Ended December 31, 2015
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	—	—	—
Real Estate Construction	1	41	41
Farm Real Estate	—	—	—
Consumer and Other	—	—	—
Total Loan Modifications	1	$41	$41

Impaired Financing Receivables Excluding PCI Loans

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables, excluding PCI loans, with the associated allowance amount, if applicable, as of December 31, 2017 and 2016.

	December 31, 2017			December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial & Agriculture	$—	$—		$1,230	$1,751
Commercial Real Estate:
Owner Occupied	693	913		1,658	1,803
Non-Owner Occupied	44	48		359	386
Residential Real Estate	977	1,049		1,259	1,590
Farm Real Estate	148	148		614	614
Consumer and Other	—	—		1	1
Total	1,862	2,158		5,121	6,145
With an allowance recorded:
Commercial & Agriculture	438	438	$4	753	1,303	$82
Commercial Real Estate:
Owner Occupied	317	317	6	238	238	4
Non-Owner Occupied	—	—	—	—	—	—
Residential Real Estate	383	387	109	427	431	102
Farm Real Estate	460	460	6	—	—	—
Total	1,598	1,602	125	1,418	1,972	188
Total:
Commercial & Agriculture	438	438	4	1,983	3,054	82
Commercial Real Estate:
Owner Occupied	1,010	1,230	6	1,896	2,041	4
Non-Owner Occupied	44	48	—	359	386	—
Residential Real Estate	1,360	1,436	109	1,686	2,021	102
Farm Real Estate	608	608	6	614	614	—
Consumer and Other	—	—	—	1	1	—
Total	$3,460	$3,760	$125	$6,539	$8,117	$188

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following tables include the average recorded investment and interest income recognized for impaired financing receivables as of, and for the years ended, December 31, 2017, 2016 and 2015.

For the year ended:	December 31, 2017		December 31, 2016
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$1,375	$34	$2,036	$40
Commercial Real Estate:
Owner Occupied	1,507	75	1,847	862
Non-Owner Occupied	233	6	1,039	83
Residential Real Estate	1,515	73	1,787	175
Real Estate Construction	—	—	—	1
Farm Real Estate	613	28	1,006	95
Consumer and Other	—	—	2	—
Total	$5,243	$216	$7,717	$1,256
For the year ended:	December 31, 2015
	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$1,519	$54
Commercial Real Estate:
Owner Occupied	2,738	139
Non-Owner Occupied	1,946	32
Residential Real Estate	2,544	103
Real Estate Construction	16	—
Farm Real Estate	653	56
Consumer and Other	4	—
Total	$9,420	$384

Schedule of Changes in Amortized Yield for PCI Loans

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Changes in the amortizable yield for PCI loans were as follows, since acquisition:

	At December 31, 2017	At December 31, 2016
	(In Thousands)	(In Thousands)
Balance at beginning of period	$49	$80
Acquisition of PCI loans	—	—
Accretion	(34)	(31)
Balance at end of period	$15	$49

Schedule of Loans Acquired and Accounted

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30:

	At December 31, 2017	At December 31, 2016
	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)
	(In Thousands)
Outstanding balance	$775	$850
Carrying amount	215	256